Commitments and Contingencies - Future minimum charter hire receipts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 267,528
2024	232,017
2025	165,569
2026	98,334
2027	95,404
Thereafter	275,852
Total	$ 1,134,704